Right of Use And Lease - Schedule of Detailed information about cash outflow related to leases (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Values recognized in the income statement during 2019
Financial expense on lease	R$ 134,579
Amortization of right of use	575,624
Appropriation in the result of variable lease installments not included in the measurement of rental liabilities	31,023
Sublease revenue	(2,698)
Short-term rental expenses and low-value assets	126,067
Expenses related to leases	22,214
Total	886,809
Values recognized in the financing cash flow statement
Payment of leasing (principal)	497,905	R$ 46,241	R$ 45,914
Values recognized in the operating cash flow statement
Payment of leasing (interest)	134,579
Variable lease payments not included in the measurement of rental liabilities	11,199
Short-term lease payments and low-value assets	69,162
lease-related payments	26,460
Total	R$ 739,305